Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

Cash consisted of the following:

	As of March 31,
	2024	2023
Cash on hand	$384	$396
Bank balances	17,832,396	20,998,172
Other monetary funds	211	218
Total	$17,832,991	$20,998,786

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS